Consolidated Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 24,518	$ 23,850	$ 22,838
Net Investment Income	11,577	11,893	11,785
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	26,710	26,029	25,285
Amortization of DAC and VOBA Charged to Other Expenses	742	695	261
Other Operating Expenses	6,780	6,616	6,932
U.S.
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	18,281	17,678	16,868
Net Investment Income	5,874	5,817	5,697
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	19,582	19,002	18,371
Amortization of DAC and VOBA Charged to Other Expenses	59	54	54
Other Operating Expenses	2,658	2,574	2,423
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	5,910	5,825	5,647
Net Investment Income	5,613	5,749	5,521
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	6,962	6,859	6,764
Amortization of DAC and VOBA Charged to Other Expenses	631	551	232
Other Operating Expenses	2,678	2,625	2,952
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	327	347	323
Net Investment Income	90	327	567
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	166	168	150
Amortization of DAC and VOBA Charged to Other Expenses	52	90	(25)
Other Operating Expenses	$ 1,444	$ 1,417	$ 1,557